Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2025		December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$377,034	$377,034	$270,166	$270,166
Restricted cash	$589	$589	$29,623	$29,623
Other investments	$11,386	$11,386	$12,289	$12,289
Amounts due from related parties, short-term	$1,662	$1,662	$36,620	$36,620
Amounts due to related parties, short-term	$(39,536)	$(39,536)	$—	$—
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale)	$(1,909,544)	$(1,935,300)	$(1,803,153)	$(1,827,384)
Fair value of derivatives, including current portion	$(2,314)	$(2,314)	$—	$—

Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$377,034	$377,034	$—	$—
Restricted cash	$589	$589	$—	$—
Other investments	$11,386	$11,386	$—	$—
Amounts due from related parties, short-term	$1,662	$—	$1,662	$—
Amounts due to related parties, short-term	$(39,536)	$—	$(39,536)	$—
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) (1)	$(1,935,300)	$—	$(1,935,300)	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$270,166	$270,166	$—	$—
Restricted cash	$29,623	$29,623	$—	$—
Other investments	$12,289	$12,289	$—	$—
Amounts due from related parties, short-term	$36,620	$—	$36,620	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,827,384)	$—	$(1,827,384)	$—

(1)
The fair value of the Company’s credit facilities, financial liabilities and current liabilities associated with the vessel held for sale is estimated based on currently available credit facilities, financial liabilities and current liabilities associated with the vessel held for sale with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair Value of Vessel Measured at Fair Value on a Non-recurring Basis

As of June 30, 2025, the estimated fair value of the Company’s vessel measured at fair value on a non-recurring basis, is based on a third party valuation report and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$30,000	$—	$30,000	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Vessels, net	$21,250	$—	$21,250	$—

Fair Value Measurements - Summary of Terms of Swap Transaction and Respective Fair Value Amount

The following table presents the terms of the Swap Transaction and the respective fair value amount as of June 30, 2025:

Derivative liabilities:

Effective date	Termination date	Notional amount on effective date	Fixed rate	Fair value as at June 30, 2025 (Level II)
27/1/2025	26/03/2029	$87,860	4.12%	$(2,314)
Total fair value of derivatives, including current portion				$(2,314)

Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss

	Amount recognized in other comprehensive loss
	Three Month Period Ended June 30, 2025	Three Month Period Ended June 30, 2024	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Unrealized loss on cash flow hedges	$(543)	$—	$(2,314)	$—
Total other comprehensive loss	$(543)	$—	$(2,314)	$—